Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of weighted average shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	57,474,495	16,112,737	0
Total shares	58,966,142	16,117,254	0
Class A Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	0	864	0
Class A Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	1,491,647	3,653
Class B Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	186,987,093	200,148,822	200,000,001
Total shares	186,987,093	200,204,936	200,000,001
Class B Ordinary Shares [Member] | Warrants [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	0	10,728	0
Class B Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	0	45,386